COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
NOTE 11- COMMITMENTS AND CONTINGENCIES

Royalty Agreement

Effective November 28, 2007, WCI entered into separate exclusive license agreements with Applied Nutritionals, LLC ("Applied") and its founder George Petito, pursuant to which WCI obtained the exclusive world-wide license to make products incorporating intellectual property covered by a patent related to CellerateRX products.

In consideration for the licenses, WCI agreed to pay to Applied the following royalties, beginning January 3, 2008: (a) an upfront royalty of $100,000, (b) a royalty of fifteen percent (15%) of gross sales occurring during the first year of the license; (c) an additional upfront royalty of $400,000, which was paid October, 2009; plus (d) a royalty of three percent (3%) of gross sales for all sales occurring after the payment of the $400,000 upfront royalty. In addition, WCI must maintain a minimum aggregate annual royalty payment of $375,000 for 2009 and thereafter if the royalty payments made do not meet or exceed that amount.  The total unpaid royalties as of December 31, 2011and 2010 is $428,238 and $428,238, respectively.

Federal Payroll Taxes

The Company is delinquent in the payment of 2004-2005 tax liabilities with the Internal Revenue Service (the "IRS"). As of December 31, 2011, unpaid payroll taxes total approximately $116,145 and related penalties and interest approximated $224,494 computed through December 31, 2011. These liabilities have been recorded as accrued liabilities and general and administrative expenses at December 31, 2011.  A tax lien was filed against the Company in December 2009. The Company is in the process of settling this obligation with the IRS and the final amount due will be subject to negotiations with the IRS.  In January 2012 the Company made payment on the unpaid payroll taxes (see Note 17 "Subsequent Events").

Inventory Contract

In September 2010, WCI entered into a contract with the manufacturer of the CellerateRX product to purchase $390,477 of product.  Payment in the amount of $283,327 was paid by December 31, 2010 with the remaining balance of $107,150 due at the time of delivery.  This amount was recorded as an asset in the "Prepaid and Other Assets" account at December 31, 2010 based on the contractual obligation of the parties.  The remaining balance of $107,150 was paid in the first quarter of 2011.  The Company does not have any contractual obligations to purchase product as of December 31, 2011.